Related Party Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

Our generation businesses in Panama are partially owned by the Government of Panama (the “Panamanian Government”). The Panamanian Government, in turn, partially owns the distribution companies within Panama. For the years ended December 31, 2011, 2010 and 2009, our Panamanian businesses recognized electricity sales to the Panamanian Government totaling $144 million, $146 million and $143 million, respectively. For the same period, our Panamanian businesses purchased electricity, which excludes transmission charges from the Panamanian Government, totaling $65 million, $21 million and $25 million, respectively. As of December 31, 2011 and 2010, our Panamanian businesses owed the Panamanian Government $1 million and $4 million, respectively, payable on normal trade terms. For the same period, the Panamanian Government owed our Panamanian businesses $19 million and $12 million, respectively, payable on normal trade terms.

Our generation businesses in the Dominican Republic are partially owned by the Government of the Dominican Republic (the “Dominican Government”). The Dominican Government, in turn, owns the distribution companies within the Dominican Republic. For the years ended December 31, 2011, 2010 and 2009, our Dominican Republic businesses recognized electricity sales to the Dominican Government totaling $227 million, $179 million and $204 million, respectively. For the same period, the Dominican Government owed our Dominican Republic businesses $100 million and $88 million, respectively, payable on normal trade terms.

During the year, the Company sold 19% of its interest in Mong Duong to Stable Investment Corporation, a subsidiary of China Investment Corporation. See Note 15―Equity for further information.